Expense Example {- Fidelity Small Cap Discovery Fund} - 04.30 Fidelity Small Cap Discovery Fund PRO-09 - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201